Revenue Recognition (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Recognized net revenues	$ 21,306		$ 41,132
Gross Revenue [Member]
Recognized net revenues	$ 21,306		24,087
Product [Member]
Recognized net revenues			17,045
Selling price			$ 43,196